TOWERJAZZ PANASONIC SEMICONDUCTOR CO., LTD. ESTABLISHMENT (Tables)	12 Months Ended
Dec. 31, 2014
TOWERJAZZ PANASONIC SEMICONDUCTOR CO., LTD. ESTABLISHMENT [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
As of March 31, 2014
Current assets	$91,414
Machinery and equipment	245,278
Intangible assets	24,520
Total assets as of acquisition date	$361,212

Current liabilities	$1,426
Long-term Loan	85,249
Defered tax liability	93,602
Total liabilities as of acquisition date	$180,277

Total net assets acquired	$180,935
The fair value non-controlling interests in TPSCo	7,120
Tower's consideration	7,411
Gain on acquisition	$166,404